Related party transactions and balances	12 Months Ended
Dec. 31, 2021
Related party transactions and balances
Related party transactions and balances

23. Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Trip.com”)	one board director of the Company
Hopeful Tourism Limited (“Caissa”, a wholly-owned subsidiary of Caissa Sega Tourism Culture Investment Limited)	one board director of the Company
HNA Tourism Holdings Group Co., Ltd. (“HNA Tourism”)	two board directors of the Company

a)	Transactions with related parties:

Trip.com

Trip.com purchased 5,000,000 Class A ordinary shares in a private placement concurrent with the Company’s initial public offering, an additional 3,731,034 Class A ordinary shares for a total of US$15 million through a private placement transaction in December 2014 as well as an additional 3,750,000 Class A ordinary shares for a total of US$20 million through a private placement transaction in May 2015.

The Group sells packaged tours through Trip.com’s online platform and the commission fees to Trip.com were insignificant. The Group purchased travelling products from Trip.com’s online platform, which were insignificant. Revenues from Trip.com consist of commission fees for the booking of hotel rooms and air tickets through the Group’s online platform, amounted of RMB65.7 million, RMB16.9 million and RMB145.5 (US$22.8) for the years ended December 31, 2019, 2020 and 2021, respectively.

JD

On May 8, 2015, the Company issued 65,625,000 Class A ordinary shares to Fabulous Jade Global Limited, a subsidiary of JD, for cash consideration of RMB1,528.2 million (US$250 million) and RMB660.2 million representing the fair value of business resource contributed by JD.

23. Related party transactions and balances - continued

The Group also purchased travelling products from JD's channels at the amount of RMB49,399 and RMB25 for the years ended December 31, 2019 and 2020, respectively. On November 20, 2020, JD completed transfer of all its equity interest in the Group to Caissa. Subsequently on February 9, 2021, Caissa assigned a director to the Group’s board of directors to replace the director previsouly assigned by JD and since then, JD was no longer a related party of the Group. No transactions were made with JD from January 1, 2021 to February 9, 2021.

Caissa

On November 20, 2020, pursuant to a share purchase agreement and certain amendements, Caissa completed the purchase of all

Class A ordinary shares of the Company from JD and became the related party of the Group. Subsequently on February 9, 2021, Caissa assigned a director to the Group's board of directors to replace the director previsouly assigned by JD.

The Group sold packaged tours through Caissa’s platform and the commission fees to Caissa were insignificant.

HNA Tourism

On January 21, 2016, the Company issued 90,909,091 Class A ordinary shares to HNA Tourism for total consideration of RMB3,279 million (US$500 million).

HNA Tourism agreed to provide the Group with access to its premium airlines and hotels resources at a preferential rate, under fair competition market rules, and the Group undertook to acquire no less than US$100 million products and services sourced from HNA Tourism over the next two years. The Group purchased RMB443.1 million, RMB164.4 million and RMB112.8 million (US$17.7 million)air tickets from HNA Tourism for the year ended December 31, 2019, 2020 and 2021, respectively. The Group sold travelling products through an affiliate of HNA Tourism’s distribution channels and the revenues were insignificant.

In December 2017, the Group provided financing to an affiliate of HNA Tourism (the “HNA Affiliate”) amounting to RMB40.0 million (US$6.1 million) by purchasing private placement notes issued by the HNA Affiliate (the "Notes Financing"), with the interest rate of 8.5%, which was repayable in one year and was further requested by this debtor to extend to December 2020. The Notes Financing was guaranteed by HNA Group Co., Limited (“HNA Group”), HNA Tourism’s ultimate holding company, and was further pledged by certain equity investment held by the HNA Affiliate. In May 2018, the Group provided financing in the form of accounts receivable factoring arrangement (the "Loan Financing") to another affiliate of HNA Tourism amounting to RMB500 million (US$76.6 million) with the average interest rate of 14% per annum and service fee rate of 6%, which were repayable in one year. and was further requested by this creditor to extend to May 2021. The Loan Financings were guaranteed by another affiliate of HNA Tourism, a subsidiary of HNA Group.

As of December 31, 2019, the Group reviewed the recoverability of above Notes Financing and Loan Financing and recorded an allowance provision of RMB1.9 million and RMB21.3 million against the carrying value, respectively, to reflect the credit risk associated with the respective outstanding balances. In addition, the remaining balance of the Notes Financing and the Loan Financing of RMB44.8 million and RMB512.8 million were presented in non-current assets, based on management’s estimates of time for collection.

23. Related party transactions and balances - continued

By the ended of 2020, the Group did not receive the repayment of RMB40.0 million from the affiliate of HNA Tourism according to the extended schedule and no settlement plans were reached for the outstanding balance. In addition, HNA Group received a formal bankruptcy and restructuring notice from the Hainan Province High People’s Court (the “Court”) following creditors’ action against HNA Group due to its failure to pay overdue debts. Based on the assessment of all then available information of HNA Group’s restructuring plan, the Group considered it was unlikely to collect the outstanding receivables as of December 31, 2020. Accordingly, the Group provided a full allowance for current expected credit losses (“CECL”) on the remaining balance at the amount of RMB44.8 million and RMB512.8 million for the Notes Financing and the Loan Financings, respectively. Moreover, the Group provided a full allowance of RMB30.8 million for the current amounts due from other HNA Tourism affiliates. As of December 31, 2020, the carrying value of the Notes Financing, Loan Financing and amounts due from other HNA Tourism affiliates (collectively referred to as “HNA debts”) was RMB nil.

In October 2021, debt restructuring plans of HNA Group and its affiliates were approved by the creditors and the Court, pursuant to which HNA Group and its affiliates would settle their debts owed to the creditors by various means, including cash, shares of Hainan Airlines Holding Co., Ltd., (“HNA Airlines”), a company listed in Chinese A share market, and units in a trust comprising assets/liabilities of HNA Group and certain of its affiliates, etc. In December 2021, the Company received cash of RMB0.3 million (US$0.05 million) and 531,591 shares of HNA Airlines with value of RMB1 million (US$0.16 million) as part of the settlement of the HNA debts, of which CECL allowance was fully provided in the prior years. Accordingly, a reversal of CECL allowance at the amount of RMB1.3 million (US$0.2 million) was credited to the consolidated statements of comprehensive loss in 2021.

b)	Balances with related parties:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Trip.com	13,977	13,044	2,047
Amounts due from JD	1,644	—	—
Amounts due from Caissa	8,292	1,925	302
Total	23,913	14,969	2,349

Current:
Amounts due to Trip.com	18,240	3,860	605
Amounts due to JD	112	—	—
Amounts due to HNA Tourism	746	—	—
Amounts due to Caissa	1,936	819	129
Total	21,034	4,679	734